Financial Instruments and Fair Value Measurements - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Non-Recurring measurements:
Investment in affiliate (Note 9)	$ 523,067		$ 0
Investment in affiliate (Note 9)	(1,347,106)	$ 0
Assets held for sale	56,631
Total	140,568	$ 0
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Non-Recurring measurements:
Investment in affiliate (Note 9)	514,047
Total	514,047
Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Assets held for sale	536,000
Vessels	12,000
Total	548,000
Impairment loss
Non-Recurring measurements:
Assets held for sale	(56,631)
Vessels	(83,937)
Total	(140,568)
Deconsolidation loss
Non-Recurring measurements:
Investment in affiliate (Note 9)	(1,347,106)
Total	$ (1,347,106)